Related Party transactions	12 Months Ended
Jun. 30, 2018
Related party transactions [abstract]
Related Party transactions
29.	Related Party transactions

In the normal course of business, the Group conducts transactions with different entities or parties related to it. An individual or legal entity is considered a related party where:

-	An entity, individual or close relative of such individual or legal entity exercises control, or joint control, or significant influence over the reporting entity, or is a member of the Board of Directors or the Senior Management of the entity or its parent company.
-	An entity is a subsidiary, associate or joint venture of the entity or its parent or controlled company.

The following section provides a brief description of the main transactions conducted with related parties which are not described in other notes of these consolidated Financial Statements:

1.	Remuneration of the Board of Directors

Law N° 19,550 provides that the remuneration of the Board of Directors, where it is not set forth in the Company’s by-laws, shall be fixed by the Shareholders' Meetings. The maximum amount of remuneration that the members of the Board are allowed to receive, including salary and other performance-based remuneration of permanent technical-administrative functions, may not exceed 25% of the profits.

Such maximum amount is limited to 5% where no dividends are distributed to the Shareholders, and will be increased proportionately to the distribution, until reaching such cap where total profits are distributed.

Some of our Directors are hired under the Employment Contract Act N° 20,744. This Act rules on certain conditions of the work relationship, including remuneration, salary protection, working hours, vacations, paid leaves, minimum age requirements, workmen protection and forms of suspension and contract termination.

The remuneration of directors for each fiscal year is based on the provisions established by the Law N° 19,550, taking into consideration whether such directors perform technical-administrative functions and depending upon the results recorded by the Company during the fiscal year. Once such amounts are determined, they should be approved by the Shareholders’ Meeting.

2.	Senior Management remuneration

The members of the Senior or Top Management are appointed and removed by the Board of Directors, and perform functions in accordance with the instructions delivered by the Board itself.

The remuneration earned by the Company's Senior Management (including Directors) was Ps. 35.4 million; Ps. 29.8 million and Ps. 38.5 million as of June 30, 2018, 2017 and 2016, respectively. The remuneration earned by Senior Management for their functions consists of an amount that is fixed taking into account the manager's background, capacity and experience, and an annual bonus which varies according to their individual performance and the Group's results. Members of senior management participate in defined contribution and share-based incentive plans that are described in Notes 21 and 22, respectively.

The Group’s Senior Management is composed of as follows:

Name	Date of birth	Position	In the position since
Alejandro G. Elsztain	31/03/1966	General Manager	2002
Daniel R. Elsztain	22/12/1972	Operating Manager	2011
Matias Gaivironsky	23/02/1976	Real Estate Manager	2011
Juan José Martinucci	31/01/1972	Financial and Administrative Manager	2013
Arnaldo Jawerbaum	13/08/1966	Investment Manager	2017

3.	Corporate Service Agreement with Cresud and IRSA

Whereas, given that the Group, IRSA and Cresud have operating areas with certain characteristics of affinity, the Board of Directors considered it was convenient to implement alternatives that allows to reduce certain fixed costs, with the aim of reducing their incidence on the operating results, building on and enhancing the individual efficiencies of each of the companies in the different areas that form part of operating administration.

To such end, on June 30, 2004, a Master Agreement for the Exchange of Corporate Services (“Frame Agreement") was entered into between IRSA Propiedades Comerciales S.A., IRSA and Cresud, which was amended several times to bring it in line with the current context. The agreement has a term of 24 months, is renewable automatically for equal periods, unless it is terminated by any of the parties upon prior notice.

Under the current Master Agreement corporate services are provided in the following areas: Human Resources, Finance, Institutional Relations, Administration and Control, Insurance, Security, Agreements, Technical Tasks, Infrastructure and Services, Procurement, Architecture and Design, Development and Works, Real Estate, Hotels, Board of Directors, Board of directors of Real Estate Business, General Manager Office, Board Safety, Audit Committee, Real Estate Business Management, Human Resources of Real Estate Business, Fraud Prevention, Internal Audit and Agricultural Investment Management.

Pursuant to this agreement, the companies hired an external consulting firm to review and evaluate half-yearly the criteria used in the process of liquidating the corporate services, as well as the basis for distribution and source documentation used in the process indicated above, by means of a half-yearly report.

It should be noted that the operations indicated above allows both Group IRSA and Cresud to keep our strategic and commercial decisions fully independent and confidential, with cost and profit apportionment being made on the basis of operating efficiency and equity, without pursuing individual economic benefits for any of the companies.

4.	Legal services

The Group hires legal services from Estudio Zang, Bergel & Viñes, from which Saúl Zang is a partner and sits at the Board of Directors of the Group companies.

5.	Donations granted to Fundación IRSA and Fundación Museo de los Niños

Fundación IRSA is a non-profit charity institution that seeks to support and generate initiatives concerning education, the promotion of corporate social responsibility and the entrepreneurial spirit of the youth. It carries out corporate volunteering programs and fosters donations by the Group’s employees. The main members of Fundación IRSA's Board of Administrators are: Eduardo S. Elsztain (Chairman); Saúl Zang (Vice Chairman I), Alejandro Elsztain (Vice Chairman II) and Mariana C. de Elsztain (secretary). It finances its activities with the donations made by IRSA Propiedades Comerciales S.A., IRSA, Cresud and others Group’s companies.

Fundación Museo de los Niños is a non-profit association, created by the same founders of Fundación IRSA and its Management Board is formed by the same members as Fundación IRSA’s.

On October 31, 1997, IRSA Propiedades Comerciales S.A. entered into an agreement with Fundación IRSA whereby 3,800 square meters of the constructed area at the Abasto shopping mall was granted under a gratuitous bailment agreement for a term of 30 years. Subsequently, on October 29, 1999, Fundación IRSA assigned free of cost all the rights of use over such store and its respective obligations to Fundación Museo de los Niños.

On November 29, 2005, IRSA Propiedades Comerciales S.A. signed another agreement with Fundación Museo de los Niños granting under gratuitous bailment 2,670.11 square meters of the constructed area at Alto Rosario shopping mall for a term of 30 years.

Fundación Museo de los Niños has used these spaces to set up "Museo de los Niños, Abasto” and “Museo de los Niños, Rosario", two interactive learning centers intended for children and adults. Both agreements establish the payment of common expenses and direct expenses related to the services performed by these stores should be borne by Fundación Museo de los Niños.

6.	Offices and Shopping malls spaces rental

IRSA and Cresud rent office space for their executive offices located at the Intercontinental Plaza tower at Moreno 877 in the Autonomous City of Buenos Aires, which we have owned since December 2014. They also rent space at our Abasto Shopping Mall.

The offices of our President are located at Bolívar 108, in the Autonomous City of Buenos Aires. The property has been rented to Isaac Elsztain e Hijos S.A., a company controlled by Eduardo Sergio Elsztain, our President, and some of his family members and to Hamonet S.A., a company controlled by Fernando A. Elsztain, one of our directors, and some of its family members.

In addition, Tarshop, Banco de Crédito y Securitización S.A., BHN Sociedad de Inversión S.A., BHN Seguros Generales S.A. and BHN Vida S.A. rent offices owned by us in different buildings. In addition, we also let various spaces in our Shopping Malls (stores, stands, storage space or advertising space) to third parties and related parties such as Tarshop S.A. and Banco Hipotecario S.A.. Lease agreement entered into with these related parties include clauses and values in line with those agreed upon with unrelated parties.

7.	Special reimbursement programs with several means of payment

The Group carries out diverse commercial activities and promotions intended to promote larger number of visitors and consumption inside its shopping malls. Some promotions are offered on specific dates or periods, different types of discounts to clients and/or interest-free financing plans. To this end, the Group enters into agreements with various third party financial entities and/or related parties, such as Banco Hipotecario S.A. and Tarshop S.A..

These agreements usually establish different refund percentages for those clients that make purchases at all the participating stores using the means of payment specific of each financial entity and, on occasions, additional financing plans with interest-free instalments. The cost of the refunds granted to the clients is generally distributed as a percentage among the lessors of the shopping malls and the financial entities, while the cost of interest-free financing is borne, in general, by the latter. The Group acts as an intermediary and is in charge of the lessors’ engagement and the advertising of these promotions. This activity results in no money flows or transfer of revenues or costs between the Group and its related parties.

8.	Hospitality Services

On certain occasions, the Group hires hospitality and event venue rental services from Nuevas Fronteras S.A., Hoteles Argentinos S.A. and Llao Llao Resorts S.A., all subsidiaries of our parent company IRSA.

9.	Property purchase - sale

The Group in the course of business operations may acquire or sell to or from other related parties certain real estate properties used for rental purposes.

10.	Borrowings

In the normal course of its activities, the Group enters into diverse loan agreements or credit facilities between the group’s companies and/or other related parties. These loans accrue interest at market rates.

11.	Financial and service operations

The Group works with several financial entities in the Argentine market for operations including, but not limited to, credit, investment, purchase and sale of securities and financial derivatives. Such entities include Banco Hipotecario S.A. and its subsidiaries. Furthermore, Banco Hipotecario S.A. and BACS Banco de Crédito y Securitización S.A. usually act as underwriters in Capital Market transactions for the Group. All transactions are carried out at arm’s length.

12.	Purchase of financial assets

The Group usually invests excess cash in several instruments that may include those issued by related companies, acquired at issuance or from unrelated third parties through secondary market deals.

13.	Investment in investment funds managed by BACS Administradora de Activos

The Group invests its liquid funds in mutual funds managed by BACS Administradora de Activos S.A.S.G.F.C.I. among other entities.

The following is a summary of the balances with related parties:

Item	06.30.18	06.30.17
Trade and other receivables	786,200	633,834
Investments in financial assets	248,544	267,365
Trade and other payables	(158,591)	(104,282)
Borrowings	(4,154)	(3,571)
Total	871,999	793,346

Related parties	06.30.18	06.30.17	Description of transaction
IRSA Inversiones y Representaciones Sociedad Anónima (IRSA)	673,406	542,052	Advances
	41,709	22,854	Corporate services
	40,863	25,425	Non-convertible notes
	12,448	10,472	Equity incentive plan
	9,023	16,482	Reimbursement of expenses
	428	-	Others
	-	4	Loans granted
	-	265	Commissions
	-	535	Lease collections
	(439)	(9)	Reimbursement of expenses to pay
	(14,609)	(15,380)	Equity incentive plan to pay
Total direct parent company	762,829	602,700
Cresud S.A.CI.F. y A.	207,681	241,940	Non-convertible notes
	(2,546)	(1,113)	Equity incentive plan to pay
	(15,375)	(23,385)	Reimbursement of expenses to pay
	(55,483)	(13,595)	Corporate services to pay
Total direct parent company of IRSA	134,277	203,847
La Rural S.A.	28,712	119	Leases and/or rights to use space
	7,165	8,841	Dividends
	-	3,676	Loans granted
	-	16,394	Canon
	(845)	(55)	Reimbursement of expenses to pay
Other associates and joint ventures	4,309	4,557	Loans granted
	509	812	Management fee
	314	931	Reimbursement of expenses
	-	1,625	Leases and/or rights to use space
	-	(105)	Lease collections
	(235)	-	Reimbursement of expenses to pay
	(286)	(619)	Advertising space to pay
	(518)	(1,288)	Leases and/or rights to use space
	(4,154)	(3,571)	Borrowings obtained
Total associates and joint ventures of IRSA Propiedades Comerciales	34,971	31,317
Directors	(12)	(17)	Reimbursement of expenses to pay
	(67,126)	(44,770)	Fees
Total Directors	(67,138)	(44,787)
Others	4,685	3,370	Leases and/or rights to use space to pay
	3,283	746	Reimbursement of expenses
	209	-	Advertising space
	-	(40)	Hotel services to pay
	-	99	Commissions
	(4)	(219)	Reimbursement of expenses to pay
	(5)	(272)	Dividends to pay
	(9)	(41)	Leases and/or rights to use space to pay
	(27)	-	Commissions to pay
	(1,072)	(3,374)	Legal services
Total Others	7,060	269
Total	871,999	793,346

The following is a summary of the results with related parties:

Related parties	06.30.18	06.30.17	06.30.16	Description of transaction
IRSA Inversiones y Representaciones Sociedad Anónima (IRSA)	35,056	23,972	19,165	Corporate services
	17,448	516	(1,491,911)	Financial operations
	910	2,533	(375)	Leases and/or rights to use space
	163	127	76	Commissions
Total direct parent company	53,577	27,148	(1,473,045)
Cresud S.A.CI.F. y A.	151,002	61,923	84,980	Financial operations
	1,931	867	1,417	Leases and/or rights to use space
	(162,756)	(128,819)	(88,517)	Corporate services
Total direct parent company of IRSA	(9,823)	(66,029)	(2,120)
La Rural S.A.	12,209	-	-	Financial operations
	12,678	8,518	-	Leases and/or rights to use space
Tarshop S.A.	15,809	13,816	11,802	Leases and/or rights to use space
	322	-	265	Commissions
Nuevo Puerto Santa Fe S.A.	3,882	3,565	3,619	Fees
	(548)	(1,165)	(1,716)	Financial operations
	(504)	5,641	(385)	Leases and/or rights to use space
Others associates and joint ventures	216	216	216	Fees
	1,286	707	31	Financial operations
Total associates and joint ventures of IRSA Propiedades Comerciales	45,350	31,298	13,832
Directors	(164,339)	(131,481)	(113,673)	Fees
Senior Managment	(9,606)	(6,677)	(6,246)	Fees
Total Directors	(173,945)	(138,158)	(119,919)
Estudio Zang, Bergel & Viñes	(10,038)	(9,185)	(2,940)	Fees
Banco de Crédito y Securitización	17,180	9,507	6,493	Leases and/or rights to use space
REIG V	-	58,125	-	Financial operations
Others	9,389	7,335	2,578	Leases and/or rights to use space
	25	21	222	Commissions
	(2,079)	(609)	(96)	Donations
	-	-	4,912	Financial operations
Total others	14,477	65,194	11,169
Total	(70,364)	(80,547)	(1,570,083)

The following is a summary of the transactions with related parties:

Related parties	06.30.18	06.30.17	Description of transaction
IRSA Inversiones y Representaciones S.A.	586,745	726,974	Dividends granted
Tyrus	652	738	Dividends granted
Total Dividends granted	587,397	727,712
La Rural S.A	34,172	8,841	Dividends received
Nuevo Puerto Santa Fe S.A.	8,838	11,443	Dividends received
Total Dividends received	43,010	20,284
Quality Invest S.A.	37,364	3,000	Irrevocable contributions granted
	1,649	-	Equity contributions granted
Avenida Inc.	6,210	-	Irrevocable contributions granted
Total Contributions	45,223	3,000